Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
(20) Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company(52.9%)
Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company(12.54%)

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co., Ltd. ( “Shandong SNTON”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Due to related parties

In April 2014, we obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd. (the “Shandong SNTON”) to pay off certain short-term loans due to Bank of Communications Co., Ltd. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China. The interest must be paid quarterly and settled in full at the end of the year. As of December 31, 2014, the principal of this loan and the interest have not been paid. In March 2015, the Company entered into a supplemental agreement with Shandong SNTON pursuant to which the parties agreed that the Company will pay off the principal of this loan plus interest upon availability of new loans from banks or other financial institutions.

As of December 31, 2016, the principal of this loan from Shandong SNTON was RMB104,708 and the interest was RMB17,373. The interest expense of the loans from Shandong SNTON for the year ended 2016, 2015 and 2014 are RMB5,477, RMB11,800 and RMB17,373, respectively.

In May 2014, the Company borrowed RMB15,000 from Shandong SNTON Group Co., Ltd. (the “SNTON Group”) solely to purchase raw materials. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China. The interest shall be paid quarterly and settled in full at the end of the year. The Company has agreed to repay this loan prior to December 31, 2014. As of December 31, 2014, the principal of this loan and the interest have not been paid. In March 2015, the Company entered into a supplemental agreement with SNTON Group pursuant to which that the Company agreed to pay off the principal of this loan plus interest upon availability of new loans from banks or other financial institutions.

In May 2015, SNTON Group provided the Company with a loan for the amount of RMB10,000.

In August 2016, the Company returned the principal of RMB25,000 together with the interest of RMB1,970 to SNTON Group.

As of December 31, 2016, the total principal of loans from SNTON Group was zero and the interest payable was zero.

The interest expense of the loans from SNTON Group for the year ended 2016, 2015 and 2014 are RMB669, RMB1,572 and zero, respectively.

As of December 31, 2016, the total balance of principal of loans from related party was RMB104,708 and the interest payable was RMB17,373.

In 2016, we did not purchase any raw materials or final products from SNTON Group.

In 2015, we purchased 76 Metric Tons of raw materials from SNTON Group for a total amount of RMB414.

In 2014, we purchased 760 Metric Tons of raw materials from SNTON Group for a total amount of RMB4,657 and 58 Metric Tons of final products of BOPET for a total amount of RMB489.

In 2016, we purchased 566 Metric Tons of final products of BOPET from Shandong SNTON for a total amount of RMB4,870 and 1.1 Metric Ton of raw materials for a total amount of RMB 5.

In 2015, we purchased 1,740 Metric Tons of raw materials from Shandong SNTON for a total amount of RMB9,116 and 780 Metric Tons of final products of BOPET for a total amount of RMB7,041.

In 2014, we did not purchase any raw materials or final products from Shandong SNTON.

The related accounts payable as of December 31, 2016 and 2015 was RMB132 and RMB156, respectively.

During the years ended 2016, 2015 and 2014, we paid approximately RMB68 (USD$10), RMB112 and RMB144, respectively, to Fuhua Industrial Material Management Co., Ltd. as rental payments in connection with living quarters for our staff.